Long-term Borrowings, Capital Lease Obligations and License Agreements - Senior Credit Facility and Other Borrowings (Details) $ in Thousands	Apr. 23, 2018 USD ($)
Revolving senior credit facility
Long-Term Borrowings
Maximum borrowing capacity	$ 1,750
Term	5 years
Facility fee (in percent)	0.20%
Standby letters of credit
Long-Term Borrowings
Maximum borrowing capacity	$ 50,000